Quarterly Holdings Report
for

Fidelity® Investment Grade Bond Fund

May 31, 2020

IGB-QTLY-0720
1.804978.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.9%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
3.6% 2/17/23	$3,125	$3,321
4.1% 2/15/28	1,538	1,717
4.3% 2/15/30	14,036	15,949
4.45% 4/1/24	302	334
4.5% 3/9/48	14,605	16,624
4.75% 5/15/46	24,566	28,640
4.9% 6/15/42	4,363	4,987
5.55% 8/15/41	7,917	9,912
6.2% 3/15/40	1,454	1,932
Verizon Communications, Inc.:
3% 3/22/27	1,400	1,525
3.15% 3/22/30	6,996	7,755
4% 3/22/50	2,323	2,853
4.329% 9/21/28	19,797	23,642
4.5% 8/10/33	3,429	4,252
4.862% 8/21/46	14,251	19,120
5.012% 4/15/49	835	1,158
		143,721
Entertainment - 0.4%
NBCUniversal, Inc.:
4.45% 1/15/43	1,290	1,589
5.95% 4/1/41	903	1,303
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,846
2.65% 1/13/31	10,500	11,198
4.7% 3/23/50	7,961	10,277
		31,213
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	15,400	15,396
3.7% 4/1/51	15,400	14,846
4.464% 7/23/22	3,780	4,026
4.908% 7/23/25	2,932	3,356
5.375% 5/1/47	22,326	26,427
5.75% 4/1/48	11,014	13,563
Comcast Corp.:
3.1% 4/1/25	639	698
3.3% 4/1/27	1,726	1,915
3.4% 4/1/30	1,770	1,996
3.75% 4/1/40	622	713
3.9% 3/1/38	692	807
4.6% 8/15/45	1,822	2,305
4.65% 7/15/42	1,628	2,063
Discovery Communications LLC:
3.625% 5/15/30	4,063	4,293
4.65% 5/15/50	10,998	11,691
Fox Corp.:
3.666% 1/25/22	544	567
4.03% 1/25/24	957	1,052
4.709% 1/25/29	1,385	1,619
5.476% 1/25/39	1,366	1,752
5.576% 1/25/49	906	1,200
Time Warner Cable, Inc.:
4% 9/1/21	8,096	8,298
4.5% 9/15/42	544	583
5.5% 9/1/41	966	1,140
5.875% 11/15/40	2,077	2,550
6.55% 5/1/37	3,601	4,594
6.75% 6/15/39	2,935	3,849
7.3% 7/1/38	2,390	3,187
		134,486
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,800	7,352
3.875% 4/15/30 (a)	10,000	10,841
4.375% 4/15/40 (a)	1,468	1,619
4.5% 4/15/50 (a)	2,885	3,244
		23,056

TOTAL COMMUNICATION SERVICES		332,476

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.7%
General Motors Co. 5.4% 10/2/23	11,588	12,240
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,527
4.25% 5/15/23	858	863
4.375% 9/25/21	3,354	3,373
5.2% 3/20/23	7,090	7,381
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	6,678	6,795
3.125% 5/12/23 (a)	5,817	5,973
3.35% 5/13/25 (a)	9,370	9,762
		51,914
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	640	707
3.5% 7/1/27	1,823	2,038
3.6% 7/1/30	2,170	2,456
4.2% 4/1/50	1,099	1,300
Starbucks Corp. 1.3% 5/7/22	3,483	3,529
		10,030
Household Durables - 0.4%
D.R. Horton, Inc. 2.6% 10/15/25	9,432	9,687
Lennar Corp.:
4.75% 11/29/27	2,563	2,794
5% 6/15/27	3,419	3,684
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	2,966
4.875% 11/15/25	32	34
4.875% 3/15/27	10,045	10,572
5.625% 1/15/24	838	888
		30,625
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,815	1,859
3% 11/19/24	4,130	4,210
		6,069
Multiline Retail - 0.0%
Target Corp.:
2.25% 4/15/25	1,780	1,897
2.65% 9/15/30	1,543	1,678
		3,575
Specialty Retail - 1.6%
AutoNation, Inc. 4.75% 6/1/30	909	946
AutoZone, Inc.:
3.625% 4/15/25	1,237	1,359
4% 4/15/30	11,631	13,092
Lowe's Companies, Inc.:
4% 4/15/25	1,695	1,916
4.5% 4/15/30	4,123	4,960
5% 4/15/40	16,380	20,909
5.125% 4/15/50	24,499	32,979
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,273	1,437
The Home Depot, Inc.:
2.5% 4/15/27	816	889
2.7% 4/15/30	2,909	3,175
3.3% 4/15/40	3,626	4,050
3.35% 4/15/50	2,720	3,074
TJX Companies, Inc.:
3.5% 4/15/25	2,027	2,265
3.75% 4/15/27	4,740	5,378
3.875% 4/15/30	11,839	13,904
4.5% 4/15/50	5,658	7,171
		117,504
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	756	811
2.75% 3/27/27	1,700	1,859
2.85% 3/27/30	5,041	5,601
3.25% 3/27/40	2,606	2,906
3.375% 3/27/50	2,047	2,367
		13,544

TOTAL CONSUMER DISCRETIONARY		233,261

CONSUMER STAPLES - 3.9%
Beverages - 1.8%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	5,207	5,727
4.7% 2/1/36	4,168	4,759
4.9% 2/1/46	9,089	10,516
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	8,999
4.35% 6/1/40	3,930	4,387
4.5% 6/1/50	9,000	10,058
4.6% 6/1/60	7,261	8,204
4.75% 1/23/29	8,172	9,655
4.75% 4/15/58	3,562	4,057
5.45% 1/23/39	3,537	4,347
5.55% 1/23/49	8,082	10,133
5.8% 1/23/59 (Reg. S)	8,567	11,277
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,745
PepsiCo, Inc.:
2.625% 3/19/27	712	779
2.75% 3/19/30	6,600	7,293
3.5% 3/19/40	2,394	2,864
3.625% 3/19/50	6,600	7,908
3.875% 3/19/60	1,898	2,380
The Coca-Cola Co.:
3.375% 3/25/27	6,198	7,081
3.45% 3/25/30	3,787	4,394
4.125% 3/25/40	2,146	2,666
4.2% 3/25/50	3,968	5,128
		135,357
Food & Staples Retailing - 1.5%
Sysco Corp.:
3.3% 2/15/50	3,840	3,272
5.65% 4/1/25	15,042	17,132
5.95% 4/1/30	12,768	15,354
6.6% 4/1/40	14,365	18,004
6.6% 4/1/50	42,857	55,339
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,216	1,251
		110,352
Food Products - 0.4%
Archer Daniels Midland Co.:
2.75% 3/27/25	1,068	1,151
3.25% 3/27/30	1,777	2,009
Conagra Brands, Inc. 3.8% 10/22/21	917	953
General Mills, Inc. 2.875% 4/15/30	797	857
H.J. Heinz Co.:
4.375% 6/1/46	4,122	3,852
5.2% 7/15/45	8,219	8,428
H.J. Heinz Finance Co. 7.125% 8/1/39 (a)	5,618	6,887
		24,137
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	448	512
Procter & Gamble Co.:
2.8% 3/25/27	901	999
3% 3/25/30	2,161	2,476
3.55% 3/25/40	1,558	1,880
3.6% 3/25/50	1,511	1,897
		7,764
Personal Products - 0.1%
Estee Lauder Companies, Inc.:
2.6% 4/15/30	4,902	5,299
3.125% 12/1/49	3,472	3,680
		8,979

TOTAL CONSUMER STAPLES		286,589

ENERGY - 3.6%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	920	954
Oil, Gas & Consumable Fuels - 3.6%
Alberta Energy Co. Ltd. 8.125% 9/15/30	3,357	3,056
Amerada Hess Corp.:
7.125% 3/15/33	839	912
7.3% 8/15/31	1,023	1,098
7.875% 10/1/29	2,921	3,232
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,673	1,700
5.85% 2/1/35	1,278	1,376
Cenovus Energy, Inc. 4.25% 4/15/27	3,829	3,475
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	1,766	1,766
4.5% 6/1/25	538	604
DCP Midstream LLC:
4.75% 9/30/21 (a)	1,411	1,383
5.85% 5/21/43 (a)(b)	2,821	1,770
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	1,860
5.6% 4/1/44	1,707	1,246
El Paso Corp. 6.5% 9/15/20	4,718	4,762
Enable Midstream Partners LP 3.9% 5/15/24 (b)	549	498
Enbridge Energy Partners LP 4.2% 9/15/21	1,656	1,707
Enbridge, Inc.:
4% 10/1/23	2,296	2,474
4.25% 12/1/26	923	1,021
Encana Corp. 5.15% 11/15/41	2,000	1,215
Energy Transfer Partners LP:
3.75% 5/15/30	2,274	2,242
4.2% 9/15/23	759	789
4.25% 3/15/23	830	861
4.5% 4/15/24	952	1,003
4.95% 6/15/28	2,591	2,729
5% 5/15/50	5,083	4,870
5.25% 4/15/29	1,549	1,659
5.8% 6/15/38	1,445	1,490
6% 6/15/48	941	994
6.25% 4/15/49	1,064	1,155
Hess Corp. 4.3% 4/1/27	834	839
Kinder Morgan Energy Partners LP 3.45% 2/15/23	1,348	1,410
Kinder Morgan, Inc. 5.55% 6/1/45	1,839	2,252
Marathon Petroleum Corp. 5.125% 3/1/21	1,000	1,023
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	1,360	1,316
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	2,046	1,932
4.8% 2/15/29	816	890
4.875% 12/1/24	1,247	1,338
5.5% 2/15/49	2,450	2,774
Occidental Petroleum Corp.:
2.6% 8/13/21	1,308	1,260
2.7% 8/15/22	1,156	1,057
2.9% 8/15/24	3,821	3,038
3.125% 2/15/22	2,391	2,239
3.2% 8/15/26	514	375
3.5% 8/15/29	1,621	1,090
4.3% 8/15/39	236	140
4.4% 8/15/49	236	140
4.85% 3/15/21	790	774
5.55% 3/15/26	3,038	2,582
6.45% 9/15/36	2,750	1,973
6.6% 3/15/46	3,032	2,107
7.5% 5/1/31	3,937	3,228
Petrobras Global Finance BV 7.25% 3/17/44	17,308	17,929
Petroleos Mexicanos:
6.49% 1/23/27 (a)	1,757	1,544
6.5% 3/13/27	5,805	5,127
6.75% 9/21/47	14,189	11,014
6.84% 1/23/30 (a)	8,589	7,344
6.95% 1/28/60 (a)	4,247	3,245
7.69% 1/23/50 (a)	54,561	45,422
Phillips 66 Co.:
3.7% 4/6/23	535	572
3.85% 4/9/25	690	759
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,173
3.65% 6/1/22	2,386	2,391
4.65% 10/15/25	26,960	27,613
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,527
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (a)	9,286	10,165
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,026	1,019
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	10,431
3.7% 1/15/23	510	532
4.55% 6/24/24	5,576	6,045
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	1,189	1,265
3.95% 5/15/50 (a)	3,849	4,085
Valero Energy Corp.:
2.7% 4/15/23	1,886	1,951
2.85% 4/15/25	1,085	1,141
Western Gas Partners LP:
3.95% 6/1/25	764	710
4.65% 7/1/26	1,129	1,053
4.75% 8/15/28	781	707
5.25% 2/1/50	7,720	6,251
5.375% 6/1/21	3,036	2,998
Williams Partners LP:
4% 11/15/21	2,438	2,510
4.125% 11/15/20	299	300
4.3% 3/4/24	1,259	1,354
		264,901

TOTAL ENERGY		265,855

FINANCIALS - 21.1%
Banks - 10.7%
Bank of America Corp.:
2.884% 10/22/30 (b)	50,000	52,543
3.004% 12/20/23 (b)	6,352	6,637
3.3% 1/11/23	1,679	1,777
3.419% 12/20/28 (b)	3,280	3,569
3.5% 4/19/26	3,838	4,253
3.95% 4/21/25	23,783	25,985
4% 1/22/25	16,960	18,511
4.1% 7/24/23	900	984
4.183% 11/25/27	4,363	4,894
4.2% 8/26/24	5,249	5,789
4.25% 10/22/26	23,937	26,875
4.45% 3/3/26	4,028	4,536
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 1.8653% 7/20/22 (a)(b)(c)	4,861	4,865
Barclays Bank PLC:
1.7% 5/12/22	3,331	3,376
10.179% 6/12/21 (a)	1,105	1,196
Barclays PLC:
2.852% 5/7/26 (b)	9,444	9,675
4.375% 1/12/26	2,821	3,103
4.836% 5/9/28	3,683	3,963
5.088% 6/20/30 (b)	11,424	12,731
5.2% 5/12/26	8,475	9,303
BPCE SA 4.875% 4/1/26 (a)	4,662	5,170
Capital One NA 2.15% 9/6/22	3,330	3,372
Citigroup, Inc.:
2.7% 10/27/22	20,800	21,543
2.976% 11/5/30 (b)	50,000	51,982
3.352% 4/24/25 (b)	4,051	4,310
4.05% 7/30/22	833	880
4.075% 4/23/29 (b)	16,389	18,302
4.125% 7/25/28	4,363	4,789
4.3% 11/20/26	1,115	1,241
4.4% 6/10/25	11,914	13,179
4.412% 3/31/31 (b)	21,454	24,709
4.45% 9/29/27	23,640	26,281
4.5% 1/14/22	2,016	2,130
4.6% 3/9/26	5,613	6,286
5.3% 5/6/44	6,000	7,612
5.5% 9/13/25	4,886	5,715
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	1,977	2,063
4.3% 12/3/25	4,049	4,422
Comerica, Inc. 3.7% 7/31/23	8,753	9,357
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,328
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	6,137	6,664
3.8% 9/15/22	3,010	3,178
3.8% 6/9/23	4,352	4,620
4.55% 4/17/26	1,859	2,109
Fifth Third Bancorp 8.25% 3/1/38	694	1,042
HSBC Holdings PLC:
4.25% 3/14/24	905	964
4.95% 3/31/30	1,541	1,809
5.25% 3/14/44	656	803
Huntington Bancshares, Inc. 7% 12/15/20	464	478
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	838
5.71% 1/15/26 (a)	18,406	18,930
JPMorgan Chase & Co.:
2.95% 10/1/26	1,945	2,097
2.956% 5/13/31 (b)	5,034	5,182
3.797% 7/23/24 (b)	6,253	6,719
3.875% 9/10/24	3,973	4,366
4.125% 12/15/26	16,004	18,061
4.35% 8/15/21	5,357	5,606
4.493% 3/24/31 (b)	17,000	20,191
4.625% 5/10/21	790	820
Rabobank Nederland 4.375% 8/4/25	3,024	3,350
Regions Financial Corp. 2.25% 5/18/25	7,659	7,803
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	5,536	5,666
4.8% 4/5/26	12,145	13,606
5.125% 5/28/24	19,005	20,447
6% 12/19/23	24,003	26,446
6.1% 6/10/23	36,812	40,197
6.125% 12/15/22	13,833	14,933
Royal Bank of Scotland PLC 2.375% 5/21/23 (a)	10,214	10,302
Societe Generale 4.25% 4/14/25 (a)	4,491	4,649
Synchrony Bank 3% 6/15/22	2,516	2,525
UniCredit SpA 6.572% 1/14/22 (a)	4,200	4,377
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,928	5,058
3.196% 6/17/27 (b)	40,441	42,980
4.3% 7/22/27	16,184	18,214
4.478% 4/4/31 (b)	15,500	18,108
5.013% 4/4/51 (b)	22,853	30,068
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,337
		796,779
Capital Markets - 5.3%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	948
Ares Capital Corp. 4.2% 6/10/24	7,281	6,966
Credit Suisse AG 2.8% 4/8/22	6,519	6,755
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,092	9,297
4.194% 4/1/31 (a)(b)	30,399	33,716
Deutsche Bank AG 4.5% 4/1/25	3,643	3,591
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,697
4.1% 1/13/26	5,262	5,353
5% 2/14/22	7,035	7,254
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,719	6,865
3.2% 2/23/23	3,781	3,976
3.272% 9/29/25 (b)	60,430	63,959
3.5% 4/1/25	12,527	13,445
3.8% 3/15/30	29,000	32,060
4.25% 10/21/25	7,670	8,524
6.75% 10/1/37	24,081	33,302
Intercontinental Exchange, Inc.:
2.75% 12/1/20	720	728
3.75% 12/1/25	1,287	1,456
Moody's Corp.:
3.25% 1/15/28	1,317	1,453
3.75% 3/24/25	5,539	6,177
4.875% 2/15/24	1,236	1,388
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.0276% 7/22/22 (b)(c)	2,232	2,227
3.125% 1/23/23	3,490	3,684
3.125% 7/27/26	9,330	10,108
3.622% 4/1/31 (b)	10,865	12,064
3.625% 1/20/27	10,480	11,621
3.7% 10/23/24	3,002	3,294
3.75% 2/25/23	2,393	2,560
3.875% 4/29/24	2,765	3,027
4.1% 5/22/23	4,911	5,261
4.431% 1/23/30 (b)	53,331	62,395
4.875% 11/1/22	6,287	6,821
5% 11/24/25	13,117	15,095
5.75% 1/25/21	2,949	3,046
State Street Corp.:
2.825% 3/30/23 (a)(b)	737	762
2.901% 3/30/26 (a)(b)	691	743
3.152% 3/30/31 (a)(b)	471	522
		395,140
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,100	4,229
3.5% 5/26/22	917	850
4.125% 7/3/23	2,684	2,390
4.45% 12/16/21	2,216	2,103
4.45% 4/3/26	2,472	2,053
4.5% 5/15/21	842	821
4.875% 1/16/24	3,901	3,488
5% 10/1/21	1,262	1,215
Ally Financial, Inc.:
3.875% 5/21/24	5,477	5,532
4.625% 3/30/25	2,237	2,304
5.125% 9/30/24	2,258	2,350
5.8% 5/1/25	5,879	6,427
8% 11/1/31	3,172	4,003
Capital One Financial Corp.:
2.6% 5/11/23	8,711	8,945
3.65% 5/11/27	15,715	16,398
3.8% 1/31/28	4,256	4,471
Discover Financial Services:
3.85% 11/21/22	1,415	1,465
3.95% 11/6/24	1,184	1,254
4.1% 2/9/27	10,564	10,955
4.5% 1/30/26	3,562	3,815
5.2% 4/27/22	1,191	1,255
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	11,346
4.063% 11/1/24	18,137	17,049
5.085% 1/7/21	2,212	2,187
5.584% 3/18/24	4,908	4,882
5.596% 1/7/22	4,576	4,565
Synchrony Financial:
2.85% 7/25/22	1,278	1,254
3.75% 8/15/21	920	934
3.95% 12/1/27	5,215	4,988
4.25% 8/15/24	926	925
4.375% 3/19/24	5,520	5,571
5.15% 3/19/29	7,283	7,452
Toyota Motor Credit Corp.:
2.9% 3/30/23	8,377	8,814
3% 4/1/25	7,662	8,332
3.375% 4/1/30	2,487	2,791
		167,413
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	655	692
Brixmor Operating Partnership LP:
4.125% 6/15/26	3,253	3,319
4.125% 5/15/29	12,222	11,804
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	4,215
Pine Str Trust Ii 5.568% 2/15/49 (a)	4,529	4,804
Pine Street Trust I 4.572% 2/15/29 (a)	4,516	4,828
Voya Financial, Inc. 3.125% 7/15/24	1,580	1,636
		31,298
Insurance - 2.4%
AFLAC, Inc. 3.6% 4/1/30	2,580	2,979
AIA Group Ltd. 3.375% 4/7/30 (a)	8,169	8,797
American International Group, Inc.:
2.5% 6/30/25	17,400	17,998
3.4% 6/30/30	17,400	18,259
4.875% 6/1/22	1,673	1,800
Aon Corp. 5% 9/30/20	621	630
Five Corners Funding Trust II 2.85% 5/15/30 (a)	11,366	11,608
Liberty Mutual Group, Inc.:
3.95% 5/15/60(a)	10,260	10,356
4.569% 2/1/29 (a)	1,534	1,729
Lincoln National Corp. 3.4% 1/15/31	9,415	9,822
Marsh & McLennan Companies, Inc.:
2.25% 11/15/30	2,798	2,834
4.375% 3/15/29	3,002	3,544
4.75% 3/15/39	1,378	1,730
4.8% 7/15/21	855	885
4.9% 3/15/49	2,741	3,653
MetLife, Inc. 4.55% 3/23/30	19,500	24,088
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	22,531	22,419
New York Life Insurance Co. 3.75% 5/15/50 (a)	1,978	2,221
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	1,765
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,048
Progressive Corp. 3.2% 3/26/30	949	1,065
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	2,948
4.5% 11/16/21	813	856
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	1,982
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	4,631	4,735
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	732	805
Unum Group:
4% 6/15/29	3,614	3,572
4.5% 3/15/25	8,253	8,572
5.625% 9/15/20	1,208	1,223
5.75% 8/15/42	1,024	1,005
		175,928

TOTAL FINANCIALS		1,566,558

HEALTH CARE - 4.1%
Biotechnology - 0.6%
AbbVie, Inc. 3.2% 11/21/29 (a)	43,367	46,466
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	2,567	2,567
Health Care Providers & Services - 2.5%
Anthem, Inc. 3.3% 1/15/23	2,729	2,896
Centene Corp.:
3.375% 2/15/30	5,110	5,146
4.25% 12/15/27	5,450	5,693
4.625% 12/15/29	8,470	9,118
4.75% 1/15/25	4,335	4,476
Cigna Corp.:
3.75% 7/15/23	2,230	2,426
4.125% 11/15/25	29,632	33,762
4.375% 10/15/28	4,187	4,914
4.8% 8/15/38	2,607	3,252
4.9% 12/15/48	2,605	3,435
CVS Health Corp.:
3% 8/15/26	531	580
3.25% 8/15/29	1,219	1,318
3.625% 4/1/27	1,944	2,134
3.75% 4/1/30	5,703	6,383
4.1% 3/25/25	34,652	38,727
4.125% 4/1/40	2,579	2,975
4.25% 4/1/50	3,232	3,789
4.3% 3/25/28	8,173	9,319
4.78% 3/25/38	3,638	4,430
5.05% 3/25/48	18,449	23,686
5.125% 7/20/45	2,511	3,175
HCA Holdings, Inc. 4.75% 5/1/23	87	94
Toledo Hospital:
5.325% 11/15/28	1,513	1,579
6.015% 11/15/48	2,871	3,064
UnitedHealth Group, Inc.:
2.75% 5/15/40	2,356	2,448
2.9% 5/15/50	2,148	2,231
3.125% 5/15/60	3,500	3,684
		184,734
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	3,313	3,766
4.497% 3/25/30	1,725	2,108
		5,874
Pharmaceuticals - 0.9%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	49,732	55,677
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	680	692
5.022% 8/28/23 (b)	2,148	2,268
5.65% 8/28/28 (b)	905	1,000
Mylan NV:
3.15% 6/15/21	2,534	2,581
3.95% 6/15/26	1,304	1,419
Perrigo Finance PLC 3.5% 12/15/21	342	341
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	473	464
Zoetis, Inc. 3.25% 2/1/23	764	798
		65,240

TOTAL HEALTH CARE		304,881

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (a)	2,547	2,759
The Boeing Co.:
5.04% 5/1/27	4,840	5,138
5.15% 5/1/30	4,840	5,168
5.705% 5/1/40	4,840	5,298
5.805% 5/1/50	4,840	5,478
5.93% 5/1/60	4,840	5,603
		29,444
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	657	717
Industrial Conglomerates - 0.4%
3M Co.:
2.65% 4/15/25	483	521
3.05% 4/15/30	389	434
3.7% 4/15/50	481	580
General Electric Co.:
3.45% 5/1/27	1,589	1,573
3.625% 5/1/30	3,695	3,654
4.25% 5/1/40	14,600	14,218
4.35% 5/1/50	11,664	11,332
		32,312
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	960	1,041
3.1% 4/15/30	2,557	2,871
3.75% 4/15/50	781	942
		4,854
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,257	1,118
3.95% 7/1/24 (a)	5,580	4,604
4.375% 5/1/26 (a)	2,047	1,600
5.25% 5/15/24 (a)	3,116	2,630
CSX Corp. 3.8% 4/15/50	1,525	1,772
		11,724
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	1,128	1,052
3% 9/15/23	368	338
3.375% 6/1/21	1,236	1,190
3.75% 2/1/22	1,846	1,761
3.875% 4/1/21	1,333	1,304
4.25% 2/1/24	4,331	4,063
4.25% 9/15/24	1,473	1,367
		11,075
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	868	894

TOTAL INDUSTRIALS		91,020

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	3,397	3,647
5.85% 7/15/25 (a)	1,437	1,608
6.02% 6/15/26 (a)	1,159	1,309
6.1% 7/15/27 (a)	2,638	2,963
6.2% 7/15/30 (a)	2,284	2,601
		12,128
IT Services - 0.0%
MasterCard, Inc.:
3.3% 3/26/27	769	872
3.35% 3/26/30	1,070	1,239
3.85% 3/26/50	918	1,164
		3,275
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 2.497% 4/24/23	8,076	8,268
NVIDIA Corp.:
2.85% 4/1/30	2,157	2,370
3.5% 4/1/40	2,332	2,670
3.5% 4/1/50	4,671	5,303
3.7% 4/1/60	919	1,084
		19,695
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	6,375	6,776
2.8% 4/1/27	6,375	6,912
2.95% 4/1/30	6,400	7,022
3.6% 4/1/40	6,370	7,044
3.6% 4/1/50	6,370	7,097
3.85% 4/1/60	6,400	7,311
		42,162
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,145

TOTAL INFORMATION TECHNOLOGY		79,405

MATERIALS - 0.3%
Chemicals - 0.2%
DuPont de Nemours, Inc. 2.169% 5/1/23	14,338	14,627
Metals & Mining - 0.1%
Anglo American Capital PLC 4.125% 4/15/21 (a)	1,838	1,869
BHP Billiton Financial (U.S.A.) Ltd. 6.25% 10/19/75 (a)(b)	834	844
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	947	1,007
4.5% 8/1/47 (a)	961	1,074
		4,794

TOTAL MATERIALS		19,421

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	4,519	5,484
American Campus Communities Operating Partnership LP 3.75% 4/15/23	541	543
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,740
4.5% 12/1/28	2,824	3,249
Camden Property Trust:
2.8% 5/15/30	2,954	3,076
2.95% 12/15/22	758	778
4.25% 1/15/24	1,422	1,508
Corporate Office Properties LP 5% 7/1/25	1,435	1,507
Duke Realty LP:
3.25% 6/30/26	372	396
3.625% 4/15/23	975	1,013
3.875% 10/15/22	2,743	2,847
Equity One, Inc. 3.75% 11/15/22	3,490	3,557
HCP, Inc.:
3.25% 7/15/26	472	480
3.5% 7/15/29	540	548
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,073
3.5% 8/1/26	1,176	1,211
Highwoods/Forsyth LP 3.2% 6/15/21	1,026	1,035
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	6,446
Lexington Corporate Properties Trust 4.4% 6/15/24	599	591
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	5,204	4,759
4.375% 8/1/23	3,083	3,104
4.5% 1/15/25	1,271	1,284
4.5% 4/1/27	452	435
4.75% 1/15/28	7,132	7,019
4.95% 4/1/24	557	574
5.25% 1/15/26	2,371	2,398
Prologis LP 3.25% 10/1/26	1,001	1,104
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	380
5% 12/15/23	312	313
Simon Property Group LP:
2.45% 9/13/29	1,897	1,742
3.375% 12/1/27	5,112	5,023
SITE Centers Corp.:
3.625% 2/1/25	967	953
4.25% 2/1/26	1,683	1,687
Store Capital Corp. 4.625% 3/15/29	1,396	1,298
Ventas Realty LP:
3% 1/15/30	6,770	6,257
3.125% 6/15/23	652	648
4% 3/1/28	1,358	1,342
4.125% 1/15/26	630	634
4.75% 11/15/30	10,898	11,340
Weingarten Realty Investors 3.375% 10/15/22	288	292
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,015
4% 2/1/25	2,162	2,210
4.6% 4/1/24	3,364	3,560
		99,453
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,018
3.95% 11/15/27	2,767	2,750
4.1% 10/1/24	2,463	2,518
4.55% 10/1/29	1,135	1,144
CBRE Group, Inc. 4.875% 3/1/26	4,953	5,348
Digital Realty Trust LP 3.95% 7/1/22	1,350	1,412
Essex Portfolio LP 3.875% 5/1/24	1,215	1,288
Mack-Cali Realty LP:
3.15% 5/15/23	2,256	1,940
4.5% 4/18/22	429	386
Mid-America Apartments LP 4% 11/15/25	522	543
Post Apartment Homes LP 3.375% 12/1/22	317	320
Tanger Properties LP:
3.125% 9/1/26	1,660	1,437
3.75% 12/1/24	1,630	1,489
3.875% 12/1/23	748	696
3.875% 7/15/27	6,943	5,964
		32,253

TOTAL REAL ESTATE		131,706

UTILITIES - 1.2%
Electric Utilities - 0.3%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	2,932	2,902
DPL, Inc. 4.35% 4/15/29	2,835	2,852
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,456	2,577
6.4% 9/15/20 (a)	3,267	3,320
Exelon Corp.:
4.05% 4/15/30	1,893	2,177
4.7% 4/15/50	843	1,051
FirstEnergy Corp.:
4.25% 3/15/23	2,843	3,070
7.375% 11/15/31	3,623	5,312
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,309
		24,570
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	766	898
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	443	447
		1,345
Independent Power and Renewable Electricity Producers - 0.3%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,726	3,828
Emera U.S. Finance LP 2.7% 6/15/21	601	609
The AES Corp.:
3.3% 7/15/25 (a)	10,148	10,303
3.95% 7/15/30 (a)	8,852	8,887
		23,627
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,064	1,223
4.05% 4/15/25 (a)	13,567	15,304
4.25% 10/15/50 (a)	606	760
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	855	955
3.95% 4/1/50	1,501	1,754
NiSource Finance Corp. 5.95% 6/15/41	1,435	1,900
NiSource, Inc. 2.95% 9/1/29	7,262	7,796
Puget Energy, Inc.:
4.1% 6/15/30 (a)	3,951	4,186
5.625% 7/15/22	2,087	2,222
6% 9/1/21	2,012	2,116
6.5% 12/15/20	644	659
Sempra Energy 6% 10/15/39	1,733	2,311
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.5049% 5/15/67 (b)(c)	1,164	938
		42,124

TOTAL UTILITIES		91,666

TOTAL NONCONVERTIBLE BONDS
(Cost $3,226,440)		3,402,838

U.S. Government and Government Agency Obligations - 18.4%
U.S. Treasury Inflation-Protected Obligations - 2.8%
U.S. Treasury Inflation-Indexed Notes 0.125% 1/15/30	192,200	204,785
U.S. Treasury Obligations - 15.6%
U.S. Treasury Notes:
1.5% 2/15/30	$875,798	$946,676
2.375% 5/15/27	30,343	34,260
3.125% 11/15/28	148,238	179,426

TOTAL U.S. TREASURY OBLIGATIONS		1,160,362

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,335,601)		1,365,147

Asset-Backed Securities - 4.0%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$1,518	$1,326
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,123	2,586
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,461	4,264
Class B, 4.458% 10/16/39 (a)	970	509
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 2.4176% 7/22/32 (a)(b)(c)	7,607	7,397
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	2,910	2,842
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,945	2,383
Class B, 4.335% 1/16/40 (a)	473	246
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.5389% 10/15/32 (a)(b)(c)	4,806	4,716
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 0% 4/15/31 (a)(b)(c)	6,888	6,888
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 2.4189% 1/15/29 (a)(b)(c)	5,768	5,639
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.0255% 4/17/33 (a)(b)(c)	16,288	15,938
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	2,822	2,765
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	4,126	3,162
Class AA, 2.487% 12/16/41 (a)	764	631
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.2089% 4/15/29 (a)(b)(c)	6,524	6,422
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	4,459	3,550
Class B, 5.095% 4/15/39 (a)	2,147	1,175
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	3,854	3,099
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 2.4753% 10/20/32 (a)(b)(c)	3,832	3,727
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.7125% 5/29/32 (a)(b)(c)	2,558	2,494
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,997	2,010
Class A2II, 4.03% 11/20/47 (a)	3,396	3,383
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	609	620
Class A2II, 4.021% 5/20/49 (a)	472	477
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 2.4653% 10/20/32 (a)(b)(c)	7,839	7,694
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 2.4989% 4/15/29 (a)(b)(c)	5,946	5,884
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 2.3461% 1/16/32 (a)(b)(c)	1,808	1,755
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.7224% 5/15/32 (a)(b)(c)	4,433	4,346
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(b)(c)	4,300	4,201
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 0.9933% 3/25/34 (b)(c)	0	0
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.7056% 11/16/32 (a)(b)(c)	5,330	5,229
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class B, 3.1% 5/15/23	4,265	4,189
Series 2019-2 Class A, 3.06% 4/15/26	6,032	6,048
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,441
Series 2019-4 Class A, 2.44% 9/15/26	1,010	1,007
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	4,550	4,569
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	3,997	4,048
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5936% 9/15/23 (a)(b)(c)	2,627	2,609
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,965	1,675
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,857	2,367
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (a)(b)(c)	5,075	4,986
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 2.3553% 1/20/29 (a)(b)(c)	2,473	2,437
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 2.5189% 7/15/32 (a)(b)(c)	5,106	5,014
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 2.5489% 10/15/32 (a)(b)(c)	2,535	2,487
Magnetite CLO Ltd.:
Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.9353% 1/18/28 (a)(b)(c)	6,664	6,556
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 2.4153% 4/20/30 (a)(b)(c)	4,379	4,300
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	17,902	17,625
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	6,827	6,880
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.2053% 10/20/30 (a)(b)(c)	6,552	6,416
Mortgage Repurchase Agreement Funding Trust Series 2020-2 Class A1, 1 month U.S. LIBOR + 0.000% 0% 5/29/22 (a)(b)(c)	17,500	17,500
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 0.6783% 9/25/35 (b)(c)	66	66
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 2.4349% 7/17/32 (a)(b)(c)	5,105	5,013
Nissan Master Owner Trust Receivables Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 0.6136% 11/15/23 (b)(c)	8,520	8,405
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,518	3,510
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	4,096	3,371
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	2,875	2,891
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	6,055	4,977
Class B, 4.335% 3/15/40 (a)	558	263
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	5,278	5,429
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(b)(c)	9,577	9,620
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1353% 1/20/29 (a)(b)(c)	4,376	4,314
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.0283% 9/25/34 (b)(c)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,137	5,265
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	8,359	7,202
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	491	317
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 2.5689% 4/15/32 (a)(b)(c)	4,965	4,876
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.4053% 7/20/32 (a)(b)(c)	5,397	5,292
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	1,126	1,131
TOTAL ASSET-BACKED SECURITIES
(Cost $306,717)		293,458

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(d)	335	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (a)(b)(c)	741	674
Lanark Master Issuer PLC floater Series 2018-1A Class 1A, NULL 2.1028% 12/22/69 (a)(b)	11,570	11,535
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (b)(c)	1	1
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(c)	5,000	4,977
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	2	2
Silverstone Master Issuer PLC floater:
Series 2018-1A Class 1A, 3 month U.S. LIBOR + 0.390% 1.499% 1/21/70 (a)(b)(c)	3,136	3,111
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(c)	4,025	4,014
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,429)		24,314

Commercial Mortgage Securities - 3.1%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,356
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	667
Class CNM, 3.8425% 11/5/32 (a)(b)	341	270
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,761
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	6,128
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	6,791
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 1.4433% 12/25/33 (a)(b)(c)	9	8
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.5683% 11/25/35 (a)(b)(c)	27	23
Class M1, 1 month U.S. LIBOR + 0.440% 0.6083% 11/25/35 (a)(b)(c)	13	11
Class M2, 1 month U.S. LIBOR + 0.490% 0.6583% 11/25/35 (a)(b)(c)	19	15
Class M3, 1 month U.S. LIBOR + 0.510% 0.6783% 11/25/35 (a)(b)(c)	17	13
Class M4, 1 month U.S. LIBOR + 0.600% 0.7683% 11/25/35 (a)(b)(c)	21	15
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5583% 1/25/36 (a)(b)(c)	68	61
Class B1, 1 month U.S. LIBOR + 1.400% 1.5683% 1/25/36 (a)(b)(c)	14	29
Class M1, 1 month U.S. LIBOR + 0.450% 0.6183% 1/25/36 (a)(b)(c)	22	20
Class M2, 1 month U.S. LIBOR + 0.470% 0.6383% 1/25/36 (a)(b)(c)	15	14
Class M3, 1 month U.S. LIBOR + 0.500% 0.6683% 1/25/36 (a)(b)(c)	22	20
Class M4, 1 month U.S. LIBOR + 0.610% 0.7783% 1/25/36 (a)(b)(c)	23	17
Class M5, 1 month U.S. LIBOR + 0.650% 0.8183% 1/25/36 (a)(b)(c)	23	18
Class M6, 1 month U.S. LIBOR + 0.700% 0.8683% 1/25/36 (a)(b)(c)	24	19
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 0.5283% 4/25/36 (a)(b)(c)	21	18
Class M1, 1 month U.S. LIBOR + 0.380% 0.5483% 4/25/36 (a)(b)(c)	13	11
Class M2, 1 month U.S. LIBOR + 0.400% 0.5683% 4/25/36 (a)(b)(c)	14	10
Class M3, 1 month U.S. LIBOR + 0.420% 0.5883% 4/25/36 (a)(b)(c)	22	14
Class M4, 1 month U.S. LIBOR + 0.520% 0.6883% 4/25/36 (a)(b)(c)	12	8
Class M5, 1 month U.S. LIBOR + 0.560% 0.7283% 4/25/36 (a)(b)(c)	12	8
Class M6, 1 month U.S. LIBOR + 0.640% 0.8083% 4/25/36 (a)(b)(c)	13	9
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 0.4783% 7/25/36 (a)(b)(c)	20	15
Class M2, 1 month U.S. LIBOR + 0.330% 0.4983% 7/25/36 (a)(b)(c)	14	11
Class M3, 1 month U.S. LIBOR + 0.350% 0.5183% 7/25/36 (a)(b)(c)	21	19
Class M4, 1 month U.S. LIBOR + 0.420% 0.5883% 7/25/36 (a)(b)(c)	13	10
Class M5, 1 month U.S. LIBOR + 0.470% 0.6383% 7/25/36 (a)(b)(c)	18	13
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 0.5983% 10/25/36 (a)(b)(c)	13	31
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.4383% 12/25/36 (a)(b)(c)	168	147
Class M1, 1 month U.S. LIBOR + 0.290% 0.4583% 12/25/36 (a)(b)(c)	25	19
Class M2, 1 month U.S. LIBOR + 0.310% 0.4783% 12/25/36 (a)(b)(c)	31	23
Class M3, 1 month U.S. LIBOR + 0.340% 0.5083% 12/25/36 (a)(b)(c)	17	12
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.4383% 3/25/37 (a)(b)(c)	41	37
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.4383% 7/25/37 (a)(b)(c)	121	106
Class A2, 1 month U.S. LIBOR + 0.320% 0.4883% 7/25/37 (a)(b)(c)	113	97
Class M1, 1 month U.S. LIBOR + 0.370% 0.5383% 7/25/37 (a)(b)(c)	39	29
Class M2, 1 month U.S. LIBOR + 0.410% 0.5783% 7/25/37 (a)(b)(c)	47	35
Class M3, 1 month U.S. LIBOR + 0.490% 0.6583% 7/25/37 (a)(b)(c)	41	35
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4583% 7/25/37 (a)(b)(c)	43	35
Class M1, 1 month U.S. LIBOR + 0.310% 0.4783% 7/25/37 (a)(b)(c)	23	18
Class M2, 1 month U.S. LIBOR + 0.340% 0.5083% 7/25/37 (a)(b)(c)	24	19
Class M3, 1 month U.S. LIBOR + 0.370% 0.5383% 7/25/37 (a)(b)(c)	39	31
Class M4, 1 month U.S. LIBOR + 0.500% 0.6683% 7/25/37 (a)(b)(c)	61	49
Class M5, 1 month U.S. LIBOR + 0.600% 0.7683% 7/25/37 (a)(b)(c)	25	19
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	927
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,611
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	9,048
Series 2019-B14 Class A5, 3.0486% 12/15/62	3,454	3,758
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	12,631
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.1836% 12/15/36 (a)(b)(c)	4,374	4,188
Class C, 1 month U.S. LIBOR + 1.120% 1.3036% 12/15/36 (a)(b)(c)	3,370	3,193
Class D, 1 month U.S. LIBOR + 1.250% 1.4336% 12/15/36 (a)(b)(c)	4,367	4,104
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(c)	6,735	6,516
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.8086% 9/15/37 (a)(b)(c)	1,374	985
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.0836% 11/15/35 (a)(b)(c)	1,281	1,246
Class C, 1 month U.S. LIBOR + 1.100% 1.2836% 11/15/35 (a)(b)(c)	542	527
Class F, 1 month U.S. LIBOR + 1.800% 1.9836% 11/15/35 (a)(b)(c)	1,473	1,400
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.4836% 4/15/34 (a)(b)(c)	2,644	2,352
Class C, 1 month U.S. LIBOR + 1.600% 1.7836% 4/15/34 (a)(b)(c)	1,748	1,520
Class D, 1 month U.S. LIBOR + 1.900% 2.0836% 4/15/34 (a)(b)(c)	1,835	1,530
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.2636% 10/15/36 (a)(b)(c)	2,556	2,469
Class C, 1 month U.S. LIBOR + 1.250% 1.4336% 10/15/36 (a)(b)(c)	3,213	3,088
Class D, 1 month U.S. LIBOR + 1.450% 1.6336% 10/15/36 (a)(b)(c)	4,552	4,358
Class E, 1 month U.S. LIBOR + 1.800% 1.9836% 10/15/36 (a)(b)(c)	6,395	6,051
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.7836% 12/15/36 (a)(b)(c)	3,577	3,326
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(c)	5,741	5,280
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(c)	7,526	7,245
Class B, 1 month U.S. LIBOR + 1.500% 1.6836% 6/15/34 (a)(b)(c)	1,288	1,150
Class C, 1 month U.S. LIBOR + 1.750% 1.9336% 6/15/34 (a)(b)(c)	1,456	1,251
Citigroup Commercial Mortgage Trust sequential payer Series 2020-GC46 Class A5, 2.717% 2/15/53	13,351	14,200
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,469
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.4136% 5/15/36 (a)(b)(c)	3,828	3,703
Class C, 1 month U.S. LIBOR + 1.430% 1.6136% 5/15/36 (a)(b)(c)	4,205	4,026
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,941	2,868
Class B, 4.5349% 4/15/36 (a)	861	820
Class C, 4.782% 4/15/36 (a)(b)	561	521
Class D, 4.782% 4/15/36 (a)(b)	1,122	1,005
GS Mortgage Securities Trust:
sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	12,592	13,559
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	2,200	2,248
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,976
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	485	490
Class DFX, 5.3503% 7/5/33 (a)	745	740
Class EFX, 5.5422% 7/5/33 (a)	1,020	984
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class B, 3.59% 5/15/31 (a)	14,859	14,792
Morgan Stanley BAML Trust Series 2012-C6 Class A/S, 3.476% 11/15/45	3,300	3,386
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	7,515
Series 2011-C3 Class AJ, 5.2444% 7/15/49 (a)(b)	1,100	1,132
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	2,026
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	1,142	1,074
Class C, 3.1771% 11/10/36 (a)	1,096	984
MSCG Trust Series 2016-SNR:
Class B, 4.181% 11/15/34 (a)	19	18
Class C, 5.205% 11/15/34 (a)	598	583
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.3836% 12/15/35 (a)(b)(c)	15,381	14,676
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (a)(b)(c)	3,934	3,429
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,864
Series 2015-C29 Class ASB, 3.4% 6/15/48	3,903	4,061
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,576
Series 2015-SG1 Class ASB, 3.556% 9/15/48	3,292	3,438
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,897
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $234,547)		230,958

Municipal Securities - 0.4%
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,596	2,587
5.1% 6/1/33	13,950	13,452
Series 2010-1, 6.63% 2/1/35	1,285	1,341
Series 2010-3:
6.725% 4/1/35	1,710	1,781
7.35% 7/1/35	875	943
Series 2010-5, 6.2% 7/1/21	374	376
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	8,435
TOTAL MUNICIPAL SECURITIES
(Cost $30,485)		28,915

Foreign Government and Government Agency Obligations - 0.6%
Indonesian Republic:
3.85% 10/15/30	$10,505	$11,595
4.2% 10/15/50	7,915	8,746
4.45% 4/15/70	9,715	10,820
State of Qatar:
3.4% 4/16/25 (a)	4,105	4,390
3.75% 4/16/30 (a)	5,205	5,787
4.4% 4/16/50 (a)	4,840	5,748
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $42,056)		47,086

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21	2,371	2,411
Discover Bank:
3.1% 6/4/20	$2,572	$2,572
3.2% 8/9/21	2,913	2,943
4.682% 8/9/28 (b)	1,865	1,866
KeyBank NA 6.95% 2/1/28	725	914
PNC Bank NA 2.45% 11/5/20	2,890	2,908
RBS Citizens NA 2.55% 5/13/21	780	793
Regions Bank 6.45% 6/26/37	2,685	3,561
Synchrony Bank 3.65% 5/24/21	3,042	3,084
TOTAL BANK NOTES
(Cost $19,669)		21,052
	Shares	Value (000s)

Fixed-Income Funds - 18.8%
Fidelity Mortgage Backed Securities Central Fund (e)	11,173,788	$1,264,873
Fidelity Specialized High Income Central Fund (e)	1,309,839	126,465
TOTAL FIXED-INCOME FUNDS
(Cost $1,346,421)		1,391,338
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Bank of Nova Scotia 4.65% (b)(f)	8,146	7,753
Barclays Bank PLC 7.625% 11/21/22	3,084	3,315
TOTAL PREFERRED SECURITES
(Cost $11,129)		11,068
	Shares	Value (000s)

Money Market Funds - 7.7%
Fidelity Cash Central Fund 0.11% (g)
(Cost $571,061)	570,921,118	571,035
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $7,148,555)		7,387,209
NET OTHER ASSETS (LIABILITIES) - 0.4%		32,264
NET ASSETS - 100%		$7,419,473

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $924,539,000 or 12.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,668
Fidelity Mortgage Backed Securities Central Fund	21,789
Fidelity Specialized High Income Central Fund	5,281
Total	$28,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,957,574	$361,789	$1,087,159	$10,656	$22,013	$1,264,873	47.6%
Fidelity Specialized High Income Central Fund	236,738	6,913	110,000	(749)	(6,437)	126,465	25.0%
Total	$2,194,312	$368,702	$1,197,159	$9,907	$15,576	$1,391,338

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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